RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Nordic American Tankers Limited:

On November 18, 2013, as a part of the Private Placement, NAT participated in our establishment with the purchase of 4,333,566 of our common shares for $65.0 million, giving NAT a 26% ownership interest in NAO. Subsequently, in 2014, NAT distributed shares to its shareowners as dividend-in-kind, and acquired common shares in the market. NAT’s ownership is 29.1% of shares outstanding as of December 31, 2016.

In December 2013, we entered into a management agreement with Scandic, a subsidiary of NAT, for the provision of administrative services as requested by our management and in accordance with our objectives and policies as established and directed by our Board of Directors. All decisions of a material nature concerning our business are made by the Board of Directors.

For services under the Management Agreement, the Company paid $150,000 for 2014 $200,000 for 2015 and $100,000 for 2016, and all directly attributable costs related to the Company are reimbursed. For the years ended December 31, 2016, 2015, and 2014, an aggregate of $2.2 million $2.1 million and $2.2 million, respectively, for such directly attributable costs were incurred which were included in General and Administrative Costs.

For the successful listing on the New York Stock Exchange in 2014 NAT received a success fee of $1.5 million.

In August 2014, NAT distributed approximately 700,000 of its NAO shares to its shareholders as dividend-in-kind. All shareholders that held 500 or more NAT shares were eligible to receive NAO shares. Shareholders holding less than 500 NAT shares and fractional shares were compensated with a cash distribution.

In 2014, we entered into an agreement with an immediate family member of the Executive Chairman for the use of an asset owned by him for corporate and marketing activities.  We pay an annual fee for this agreement and fees associated with actual use. The cost of this arrangement for the years ended December 31, 2016, 2015 and 2014 was $0.1 million, $0.1 million and $0.1 million, respectively, which are included in General and Administrative costs.  No amounts were due to the related party as of December 31, 2016 and 2015.

In 2015, NAT purchased 1,521,300 common shares in a private transaction.

NAT purchased 8,000,000 common shares in the public offering in March 2017.